File Nos. 811-5355 and 33-17759
FISCAL YEAR END - July 31

Registrant proposes that this amendment will become effective:
75 days after filing
                              ----
As of the filing date          X
                              ----
As of December 1, 1997
                              ----

Pursuant to Rule 485:
paragraph (a)
                              ----
paragraph (b)                  X
                              ----

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933    X
                                                   ---

                       Post-Effective Amendment Number 45

                                       and

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940    X
                                                       ---

                         FORTIS ADVANTAGE PORTFOLIOS, INC.

               (Exact Name of Registrant as Specified in Charter)

                500 Bielenberg Drive, Woodbury, Minnesota  55125
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number:  (612) 738-4000

                    Scott R. Plummer, Esq., Asst. Secretary
                             (Same address as above)
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Michael J. Radmer, Esq.
                             Robert A. Kukuljan
                             Dorsey & Whitney LLP
                             220 South Sixth Street
                             Minneapolis, MN  55402


Pursuant to Section 270.24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's most recent fiscal period was filed on September 26, 1997.

                             Incorporation by Reference
                                         and
                                   Explanatory Note

         Part A (Prospectus) of this Registration Statement is incorporated by reference from Rule 497 Prospectus filing dated December 3, 1997. Such Prospectus combines two Registrants: one series of Fortis Advantage Portfolios, Inc. and two series of Fortis Income Portfolios, Inc.

         Part B (Statement of Additional Information) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement of Fortis Income Portfolios, Inc. (File No. 2-46686) filed on November 26, 1997. Such Part B also combines the same two
Registrants: one series of Fortis Advantage Portfolios, Inc. and two series of Fortis Income Portfolios, Inc. Post-Effective Amendment No. 43 was filed pursuant to Rule 485(b) to become effective on December 1, 1997.

         This Registration Statement contains the cover page, cross-reference sheet, Part C and signature page.

                        FORTIS ADVANTAGE PORTFOLIOS, INC.
                        POST-EFFECTIVE AMENDMENT NO. 45


               CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

      PART A of this Registration Statement consists of a Prospectus relating to the Class A, B, C and H shares of the U.S. Government Securities Fund, Strategic Income Fund and High Yield Portfolio. In addition, the Prospectus relates to the Class E shares of the U.S. Government Securities Fund.

      PART B of this Registration Statement consists of one Statement of Additional Information which relates to the Prospectus referred to above.

                              CROSS REFERENCE SHEET

                                   PROSPECTUS

PART A
ITEM NO.       CAPTION IN PROSPECTUS
--------       ---------------------

  1            Cover Page
  2            Summary of Fund Expenses
  3            Calculation of Performance Data; Financial Highlights
  4            Summary of Investment Objectives; Investment Objectives and
               Policies; Risk Considerations and Other Investment Practices
  5            Management
  5A           Non Applicable
  6            Capital Stock; Valuation of Securities; Dividends and Capital
               Gains Distributions; Shareholder Inquiries; Taxation
  7            How to Buy Fund Shares; Valuation of Securities; Management;
               Redemption
  8            Redemption
  9            Not Applicable



                    STATEMENT OF ADDITIONAL INFORMATION
PART B
ITEM NO.       CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
--------       -----------------------------------------------
  10           Cover Page
  11           Table of Contents
  12           Organization and Classification
  13           Investment Objectives and Policies; Investment Practices
               Common to the Funds
  14           Directors and Executive Officers
  15           Capital Stock
  16           Investment Advisory and Other Services
  17           Portfolio Transactions and Allocation of Brokerage
  18           Not Applicable
  19           Computation of Net Asset Value and Pricing; Special Purchase
               Plans
  20           Taxation
  21           Investment Advisory and Other Services; Underwriter; Plan of
               Distribution
  22           Performance
  23           Not Applicable

PART C - OTHER INFORMATION

Item 24.(a) FINANCIAL STATEMENTS AND EXHIBITS

     The following financial statements are included in the registration statement:

     Financial Statements included in Part A:

          Financial Highlights

     Financial Statements included in Part B:

          All financial statements required by Part B were incorporated therein by reference to Registrant's 1997 Annual Report to Shareholders.

ITEM 24.(b) EXHIBITS

     (1)  Copy of the charter as now in effect;

               *****

     (2)  Copies of the existing by-laws or instruments corresponding thereto;

               *

     (3) Copies of any voting trust agreement with respect to more than 5 percent of any class of equity securities of the Registrant;

               Inapplicable

     (4) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, a relevant portion of the articles of incorporation or by-laws of the Registrant;

               See Item 24(b)(1)

     (5) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

               *

     (6) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

               (a) Underwriting Agreement - *****, ********
               (b) Dealer Sales Agreement - ********

     (7) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; if any such plan is not set forth in a formal document, furnish a reasonable detailed description thereof;

               Inapplicable

     (8)  Copies of all custodian agreements, and depository contracts under
          Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

               Custodian agreements and depository contracts - *****

     (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

               Inapplicable

     (10) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable;

               Inapplicable

     (11) Copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act;

               *********

     (12) All financial statements omitted from Item 23;

               Inapplicable

     (13) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

               **

     (14) Copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

               ***; ****; and incorporated by reference to Fortis Equity Portfolios, Inc. Post-Effective Amendment #72 (November, 1993, SEC #2-11387)

     (15) Copies of any plan entered into by Registrant pursuant to rule 12b-1 of the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreement with any person relating to implementation of such plan;

               ********

     (16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 (which need not be audited);

               ********

     (17) A Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.

               *********

     (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to the implementation of a plan, any amendment to a plan or agreement, and a copy of the portion of the minutes of a meeting of the Registrant's directors describing any action taken to revoke a plan.

               *******

--------------------------------------------------------------------------------

* Incorporated by reference to Part C of Post-Effective Amendment No. 9 to Registrant's Registration Statement, filed with the Securities and Exchange Commission in February, 1992.

** Incorporated by reference to Pre-Effective Amendment Number 1 to Registrant's registration statement, filed with the Securities and Exchange Commission in December, 1987.

*** Incorporated by reference to Post-Effective Amendment Number 35 to Special Portfolios, Inc.'s registration statement (File No. 2-24652), filed with the Securities and Exchange Commission in December, 1990.

****Incorporated by reference to Part C of Post-Effective Amendment No. 51 to the Registration Statement of AMEV Growth Fund, Inc. (File No. 2-14784 -- filed December, 1991).

*****Incorporated by reference to Post-Effective Amendment Number 12 to Registrant's Registration Statement, filed with the Securities and Exchange Commission in September, 1994.

******Incorporated by reference to Post-Effective Amendment Number 15 to Registrant's Registration Statement, filed with the Securities and Exchange Commission in October, 1995.

*******Incorporated by reference to Post-Effective Amendment Number 16 to Registrant's Registration Statement, filed with the Securities and Exchange Commission in October, 1996.

********Incorporated by reference to Post-Effective Amendment Number 43 to Fortis Income Portfolios, Inc. Registration Statement, filed with the Securities and Exchange Commission in November, 1997.

*********Incorporated by reference to Post-Effective Amendment Number 44 to Registrant's Registration Statement, filed with the Securities and Exchange Commission in November, 1997.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANTS

Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the registrant and as to each person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

           Inapplicable


ITEM 26. NUMBER OF HOLDERS OF SECURITIES

State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant:

                                      Number of
     Title of Class                 Record Holders
     --------------                 --------------

     Series A Common shares         Class A: 9,882; B: 1,258; C: 560; H: 3,130

     (High Yield Portfolio)         (9/30/97)


ITEM 27. INDEMNIFICATION

State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director,officer, affiliated person or underwriter for their own protection.

     Incorporated by Reference to Part C of Post-Effective Amendment Number 2 to Registrant's registration statement, filed with the Securities and Exchange Commission in July, 1988.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Describe any other business, profession, vocation, or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

 In addition to those listed in the Statement of Additional Information:

                                                  Other business, professions,
                                                  vocations, or employments of
                         Current Position         a substantial nature
Name                     With Advisers            during past two years
----                     ----------------         ----------------------------

Michael D. O'Connor      Qualified Plan Counsel   Qualified Plan Officer of
                                                  Fortis Benefits Insurance
                                                  Company.

David C. Greenzang       Money Market Portfolio   Debt securities manager with
                         Officer                  Fortis, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor, or investment adviser.

     Fortis Equity Portfolios, Inc.
     Fortis Fiduciary Fund, Inc.
     Fortis Growth Fund, Inc.
     Fortis Income Portfolios, Inc.
     Fortis Money Portfolios, Inc.
     Fortis Securities, Inc.
     Fortis Series Fund, Inc.
     Fortis Tax-Free Portfolios, Inc.
     Fortis Worldwide Portfolios, Inc.
     Variable Account C of Fortis Benefits Insurance Company
     Variable Account D of Fortis Benefits Insurance Company

(b) Furnish the information required by the following table with respect to each director, office, or partner of each principal underwriter named in the answer to Item 21:

     In addition to those listed in the Statement of Additional  Information:

Name and Principal       Positions and Offices         Positions and Offices
Business Address         with Underwriter              with Registrant
-------------------      ---------------------         ---------------------
Carol M. Houghtby*       Second Vice President &       Accounting Officer
                         Treasurer

* The business address of these persons is 500 Bielenberg Drive, Woodbury, MN 55125

--------------------------------------------------------------------------------

(c) Furnish the information required by the following table with respect to all commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

     Inapplicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

With Respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

     Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, MN 55125

ITEM 31. MANAGEMENT SERVICES

Furnish a summary of their substantive provisions of any management-related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the

Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

      Inapplicable

ITEM 32. UNDERTAKINGS

Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933 Act:

     (a) An undertaking to file an amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act;

     Inapplicable

     (b) An Undertaking to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

     Inapplicable

     (c) If the information called for by Item 5A is contained in the latest annual report to shareholders, an undertaking to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     We undertake to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury, State of Minnesota, on December 9, 1997.

                                   Fortis Advantage Portfolios, Inc.


                                   By:  /s/ Dean C. Kopperud
                                        ----------------------------
                                        Dean C. Kopperud, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates shown.


Signature                                   Title                          Dated
---------                                   -----                          -----
/s/  Dean C. Kopperud                       President (principal           December 9, 1997
-------------------------------             executive officer)
      Dean C. Kopperud


/s/ Tamara L. Fagely                        Treasurer (principal           December 9, 1997
-------------------------------             financial and accounting
      Tamara L. Fagely                      officer)

              *
-------------------------------
     Richard W. Cutting                     Director                       December 9, 1997

              *
-------------------------------
      Allan R. Freedman                     Director                       December 9, 1997

              *
-------------------------------
       Robert M. Gavin                      Director                       December 9, 1997

              *
-------------------------------
     Benjamin S. Jaffray                    Director                       December 9, 1997

              *
-------------------------------
        Jean L. King                        Director                       December 9, 1997

              *
-------------------------------
      Edward M. Mahoney                     Director                       December 9, 1997

              *
-------------------------------
       Robb L. Prince                       Director                       December 9, 1997

              *
-------------------------------
      Leonard J. Santow                     Director                       December 9, 1997

              *
-------------------------------
       Joseph M. Wikler                     Director                       December 9, 1997


-------------------------------
         Noel S. Shadko                     Director                       December 9, 1997


/s/Dean C. Kopperud                                                        December 9, 1997
----------------------------
Dean C. Kopperud,
Pro Se and Attorney-in-Fact
Dated December 9, 1997


*Registrant's directors executing Power of Attorney dated March 21, 1996.